SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue from contracts with customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred revenue for remaining unsatisfied performance obligations	$ 2,561,912	$ 1,546,712	$ 3,231,431
Amount of recognized revenue that was included in the deferred revenue balance at the beginning of the period	$ 758,794	$ 2,905,691	$ 2,155,612